CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 9,933,000	$ 23,742,000
Accounts and other receivables	3,073,000	1,883,000
Inventories	2,076,000	4,243,000
Prepaid expenses and other	1,171,000	1,114,000
Promissory note receivable	1,250,000
Embedded derivative asset	2,752,000
Current assets	20,255,000	30,982,000
Non-Current Assets
Restricted cash and deposits	2,990,000	2,932,000
Promissory note receivable		1,250,000
Investments	24,000	4,241,000
Mineral properties, plant and equipment	167,077,000	119,188,000
Embedded derivative asset	20,016,000	13,074,000
Total Assets	210,362,000	171,667,000
Current Liabilities
Accounts payable and accrued liabilities	13,058,000	12,311,000
Lease liabilities	3,056,000	2,855,000
Other current liabilities	709,000	220,000
Current Liabilities	16,823,000	15,386,000
Non-Current Liabilities
Lease liabilities	2,475,000	4,407,000
Decommissioning and rehabilitation provision	4,962,000	6,542,000
Total Liabilities	24,260,000	26,335,000
Shareholders' Equity	186,102,000	145,332,000
Total Liabilities and Shareholders' Equity	$ 210,362,000	$ 171,667,000